Business Combinations - Acquisition of Eall - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 12, 2019 CNY (¥)	Apr. 20, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Combinations
Net cash outlay			¥ 10,800	$ 1,655	¥ 772,783	¥ 358,776
Eall
Business Combinations
Cash consideration	¥ 140,000	¥ 401,026
Cash acquired		42,200
Subsequent purchase price adjustment			¥ 0
Net cash outlay		358,800
SaaS system | Eall
Business Combinations
Identifiable intangible assets		¥ 12,730
Estimated useful life		4 years
Customer relationships | Eall
Business Combinations
Identifiable intangible assets		¥ 2,950
Estimated useful life		3 years
Non-competition agreements | Eall
Business Combinations
Identifiable intangible assets		¥ 2,740
Estimated useful life		2 years 9 months 18 days